SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

a)	During July 2023, the Company issued 100,000 shares in respect of 100,000 RSU’s that were exercised.

b)	During August 2023, the Company issued 2,000 shares in respect of 2,000 warrants that were exercised for gross proceeds of $3.